Financial instruments and risk management - Foreign currency risk (Details) € in Thousands, £ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Oct. 31, 2023 CAD ($)	Oct. 31, 2022 CAD ($)	Oct. 31, 2023 GBP (£)	Oct. 31, 2023 EUR (€)	Oct. 31, 2023 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of fixed interest rate borrowings	45.00%	58.00%	45.00%	45.00%	45.00%
Accounts receivable	$ 7,471	$ 7,916
Accounts payables and accrued liabilities	20,902	26,246
Foreign currency risk | Currency in which supplementary information is displayed
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash	4,119	4,391	£ 909	€ 322	$ 2,888
Accounts receivable	984	1,754	363	68	553
Accounts payables and accrued liabilities	(5,866)	(11,542)	(637)	(682)	(4,547)
Net monetary assets	$ (763)	(5,397)	£ 635	€ (292)	$ (1,106)
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of increase in interest rate	1.00%
Percentage of decrease in interest rate	1.00%
Increase in interest payment due to possible increase in interest rate	$ 161
Decrease in interest payment due to possible increase in interest rate	$ 161
United States dollars | Foreign currency risk | Currency in which supplementary information is displayed
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of increase in exchange rate	5.00%
Percentage of decrease in exchange rate	5.00%
Increase in impact of carrying value of net monetary assets	$ 55	34
Decrease in impact of carrying value of net monetary assets	$ 55	34
Euro | Foreign currency risk | Currency in which supplementary information is displayed
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of increase in exchange rate	5.00%
Percentage of decrease in exchange rate	5.00%
Increase in impact of carrying value of net monetary assets	$ 15	38
Decrease in impact of carrying value of net monetary assets	$ 15	38
GBP | Foreign currency risk | Currency in which supplementary information is displayed
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of increase in exchange rate	5.00%
Percentage of decrease in exchange rate	5.00%
Increase in impact of carrying value of net monetary assets	$ 32	42
Decrease in impact of carrying value of net monetary assets	$ 32	$ 42